72711 5/01
Prospectus Supplement
dated May 14, 2001 to:
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Putnam Tax Smart Equity Fund (the "fund")
Prospectuses dated February 28, 2001

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                    Since    Experience
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Michael K. Arrends         1999     1997 - Present        Putnam Management
Senior Vice President               Prior to Nov. 1997    Phoenix Duff & Phelps
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Kevin M. Divney            2001     1997 - Present        Putnam Management
Senior Vice President               Prior to July 1997    Franklin Portfolio
                                                          Associates
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Matthew C. Halperin        1999     1996 - Present        Putnam Management
Senior Vice President               Prior to April 1996   Allstate Insurance
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